Investments in Associates and Joint Ventures - Detailed Information about Movement of Investments in Associates and Joint Ventures (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant investments in associates and joint ventures [line items]
Cost		¥ 216,075
Investment in associates and joint ventures, beginning balance		239,584		¥ 222,983
Change of cost		11,400		13,997
Share of profit or loss		10,328		8,336	¥ 9,159
Declared dividends		(4,480)		(5,253)
Other equity movements		1,121		228
Investment in associates and joint ventures, ending balance		257,953		239,584	¥ 222,983
Accumulated amount of impairment		¥ (3,217)
Joy City Commercial Property Fund L.P. ("Joy City") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 6,281
Investment in associates and joint ventures, beginning balance		5,779
Share of profit or loss		111
Declared dividends		(354)
Other equity movements		10
Investment in associates and joint ventures, ending balance		¥ 5,546		5,779
Percentage of equity interest		66.67%
Mapleleaf Century Limited ("MCL") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 7,656
Investment in associates and joint ventures, beginning balance		4,736
Share of profit or loss		(1,004)
Other equity movements		505
Investment in associates and joint ventures, ending balance		¥ 4,237		4,736
Percentage of equity interest		75.00%
Other joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[1]	Equity Method
Cost	[1]	¥ 48,576
Investment in associates and joint ventures, beginning balance	[1]	40,914
Change of cost	[1]	5,790
Share of profit or loss	[1]	(516)
Declared dividends	[1]	(945)
Other equity movements	[1]	(91)
Investment in associates and joint ventures, ending balance	[1]	45,152		40,914
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cost		62,513
Investment in associates and joint ventures, beginning balance		51,429
Change of cost		5,790
Share of profit or loss		(1,409)
Declared dividends		(1,299)
Other equity movements		424
Investment in associates and joint ventures, ending balance		¥ 54,935		51,429
China Guangfa Bank Co., Ltd. ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[2]	Equity Method
Cost	[2]	¥ 45,176
Investment in associates and joint ventures, beginning balance	[2]	79,974
Share of profit or loss	[2]	5,819
Declared dividends	[2]	(662)
Other equity movements	[2]	1,048
Investment in associates and joint ventures, ending balance	[2]	¥ 86,179		¥ 79,974
Percentage of equity interest		43.686%	[2]	43.686%
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[3]	Equity Method
Cost	[3]	¥ 11,245
Investment in associates and joint ventures, beginning balance	[3]	11,285
Share of profit or loss	[3]	589
Declared dividends	[3]	(271)
Other equity movements	[3]	296
Investment in associates and joint ventures, ending balance	[3]	¥ 11,899		¥ 11,285
Percentage of equity interest		29.59%	[3]	29.59%
Accumulated amount of impairment		¥ (3,217)	[3]	¥ (3,217)
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 6,000
Investment in associates and joint ventures, beginning balance		10,620
Share of profit or loss		272
Declared dividends		(214)
Other equity movements		(527)
Investment in associates and joint ventures, ending balance		¥ 10,151		¥ 10,620
Percentage of equity interest		40.00%		40.00%
COFCO Futures Company Limited ("COFCO Futures") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 1,339
Investment in associates and joint ventures, beginning balance		1,612
Share of profit or loss		98
Declared dividends		(15)
Other equity movements		(3)
Investment in associates and joint ventures, ending balance		¥ 1,692		¥ 1,612
Percentage of equity interest		35.00%		35.00%
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Company") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method		Equity Method
Cost		¥ 20,000
Investment in associates and joint ventures, beginning balance		20,676
Share of profit or loss		1,335
Declared dividends		(608)
Other equity movements		35
Investment in associates and joint ventures, ending balance		¥ 21,438		¥ 20,676
Percentage of equity interest		43.86%		43.86%
China United Network Communications Limited ("China Unicom") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[4]	Equity Method
Cost	[4]	¥ 21,801
Investment in associates and joint ventures, beginning balance	[4]	22,433
Share of profit or loss	[4]	602
Declared dividends	[4]	(369)
Other equity movements	[4]	(22)
Investment in associates and joint ventures, ending balance	[4]	¥ 22,644		¥ 22,433
Percentage of equity interest		10.29%	[4]	10.29%
Other associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Accounting Method	[1]	Equity Method
Cost	[1]	¥ 48,001
Investment in associates and joint ventures, beginning balance	[1]	41,555
Change of cost	[1]	5,610
Share of profit or loss	[1]	3,022
Declared dividends	[1]	(1,042)
Other equity movements	[1]	(130)
Investment in associates and joint ventures, ending balance	[1]	49,015		¥ 41,555
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cost		153,562
Investment in associates and joint ventures, beginning balance		188,155
Change of cost		5,610
Share of profit or loss		11,737
Declared dividends		(3,181)
Other equity movements		697
Investment in associates and joint ventures, ending balance		203,018		¥ 188,155
Accumulated amount of impairment		¥ (3,217)

[1]	The Group invested in real estate, industrial logistics assets and other industries through these enterprises.
[2]	The 2020 final dividend of RMB 0.077 in cash per ordinary share was approved and declared in the Annual General Meeting of CGB on 30 June 2021. The Company received a cash dividend of RMB662 million.
[3]	The 2020 final dividend of HKD 0.09 in cash per ordinary share was approved and declared in the Annual General Meeting of Sino-Ocean on 21 May 2021. The Company received a cash dividend equivalent to RMB168 million. The 2021 interim dividend of HKD 0.055 in cash per ordinary share was approved and declared by the Board of Directors of Sino-Ocean on 19 August 2021. The Company received a cash dividend equivalent to RMB 103 million. Sino-Ocean, the Group’s associate is listed in Hong Kong. On 31 December 2021, the stock price of Sino-Ocean was HKD 1.82 per share. As at 31 December 2020, the cumulative impairment loss of RMB 3,217 million for the investment in Sino-Ocean had been recognised by the Group. The Group performed an impairment test to this investment valued using the discounted future cash flow method on 31 December 2021 and no further impairment loss should be made. The impairment test involved significant assumptions including selling prices of properties under development, rental prices of investment properties and discount rates, and the Group used 10% as the discount rate of cash flow for properties under development and investment properties (As at 31 December 2020: 10% for properties under development and investment properties).
[4]	The 2020 final dividend of RMB 0.0669 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 11 May 2021. The Company received a cash dividend of RMB 213 million. The 2021 interim dividend of RMB 0.0488 in cash per ordinary share was approved and declared in the Annual General Meeting of China Unicom on 23 September 2021. The Company received a cash dividend equivalent to RMB 156 million. On 31 December 2021, the stock price of China Unicom was RMB 3.93 per share.